Share-Based Payments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-Based Payments
27.	Share-Based Payments

The Group has stock option incentive plans for directors and employees.

(1)	Stock Option Plan

For the stock options granted during the years ended December 31, 2012, 2013, 2014, and 2015, each stock option represents the right to purchase 500 common shares at a fixed price for a defined period of time. The exercise price of stock options, which were granted during the years ended December 31, 2012 and 2013 was 344 yen, whereas that of those options, which were granted during the years ended December 31, 2014 and 2015 was 1,320 yen.

In the year ended December 31, 2017, the Company has granted 23,860 of stock options equivalent to 2,386,000 of common shares with the exercise price of 4,206 yen.

The fair value of stock options is determined using the Black-Scholes model, a commonly accepted stock option pricing method.

Stock options granted during the years ended December 31, 2012, 2013, 2014 and 2015 vest after two years from the grant date and are exercisable for a period of eight years from the vesting date. Stock options granted during the year ended December 31, 2017 vest 25% of stock options per year over a period of four years from the grant date and are exercisable from the vesting date until July 18, 2027.

Conditions for vesting and exercise of the stock options require that those who received the allotment of stock options continue to be employed by the Group from the grant date to the vesting date, and from the grant date to the exercise date, respectively, unless otherwise permitted by the board of directors. Refer to Note 4 Significant Accounting Judgments, Estimates and Assumptions (f) for more details on the valuation methodology of stock options, and the assumptions used in such valuation.

There were no cancellations or modifications to the awards in 2016, 2017 or 2018.

On June 15, 2015, through the amendment of its articles of incorporation, the Company introduced a dual class structure of common shares and class A shares. Under the dual class structure, each common share has one vote per unit of 100 shares, and each class A share has one vote per unit of 10 shares, while both classes of shares have the same rights to share in profit, distribution of retained earnings and residual assets. Additionally, the Company amended the terms applicable to a portion of two tranches of stock options. As a result of the amendment, 24,724 Common Stock Options originally granted on December 17, 2012 and 6,949 Common Stock Options originally granted on February 4, 2015 were converted to Class A Stock Options. While all other contract terms remain unchanged, the holders of Class A Stock Options are entitled to acquire 500 class A shares upon exercise of each stock option. The Class A Stock Options are mandatorily converted to Common Stock Options on a one-to-one basis upon passage of time or occurrence of certain events as specified in the terms and conditions of Class A Stock Options.

Through an amendment of its article of incorporation effective as of March 31, 2016, the Company amended the terms applicable to stock options from class A shares to common shares.

i.	Movements during the years ended December 31, 2016, 2017 and 2018

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, outstanding stock options on a per-common-share basis during the year:

	2016
	Common Stock Options		Class A Stock Options
	Number (shares)	WAEP (yen per share)	Number (shares)	WAEP (yen per share)
Outstanding at January 1	9,848,000	827	15,836,500	558
Granted during the year	—	—	—	—
Forfeited during the year	(239,500)	1,137	—	—
Exercised during the year(1)	(2,533,500)	691	—	—
Expired during the year	—	—	—	—
Conversion of Class A Stock Options to Common Stock Options	15,836,500	558	(15,836,500)	558

Outstanding at December 31	22,911,500	653	—	—

Exercisable at December 31	17,321,500	438	—	—

	2017
	Common Stock Options
	Number (shares)	WAEP (yen per share)
Outstanding at January 1	22,911,500	653
Granted during the year	2,386,000	4,206
Forfeited during the year	(7,000)	1,320
Exercised during the year (1)	(19,713,500)	583
Expired during the year	—	—

Outstanding at December 31	5,577,000	2,421

Exercisable at December 31	3,191,000	1,086

	2018
	Common Stock Options
	Number (shares)	WAEP (yen per share)
Outstanding at January 1	5,577,000	2,421
Granted during the year	—	—
Forfeited during the year(1)	(983,200)	4,178
Exercised during the year(2)	(855,500)	1,171
Expired during the year	—	—

Outstanding at December 31	3,738,300	2,245

Exercisable at December 31	2,701,400	1,492

(1)	For the year ended December 31, 2018, the number of forfeited stock options include 763,300 shares of revocation due to waiver of rights.
(2)	The weighted average share price at the date of exercise of these options during the years ended December 31, 2017 and 2018 were 4,580 yen and 4,245 yen, respectively.

ii.	The exercise price and the number of shares for options outstanding as of December 31, 2016, 2017 and 2018 are as follows:

		Number (Shares)
Grant dates	Exercise price (yen)	December 31, 2016	December 31, 2017	December 31, 2018
December 18, 2012	344	14,000,000	—	—
December 17, 2013	344	1,654,000	763,500	544,500
February 8, 2014	1,320	1,135,000	818,000	649,000
August 9, 2014	1,320	311,000	218,000	148,500
November 1, 2014	1,320	221,500	145,000	122,500
February 4, 2015	1,320	5,590,000	1,246,500	891,500
July 18, 2017	4,206	—	2,386,000	1,382,300

iii.	The weighted average remaining contractual life for the stock options outstanding as of December 31, 2016, 2017 and 2018 was 6.7 years, 7.8 years and 6.6 years, respectively.

iv.	The following tables list the inputs to the models used for deriving the fair value of the stock options granted for the years ended December 31, 2016, 2017 and 2018.

Grant dates
July 18, 2017
Dividend yield	0.0%
Expected volatility	44.9-45.7%
Risk-free interest rate	(0.04)-0.00%
Expected life of stock options (years)	5.5-7
Exercise price (yen)	4,206
Fair value per common share at the grant date (yen)	3,840
Model used	Black-Scholes

During the years ended December 31, 2016 and 2018, no stock options were granted. The weighted average fair value of the options granted on July 18, 2017 was 1,545 yen on a per-common-share basis. The expected volatility was derived from the historical volatility over a period similar to the expected life of the stock options for publicly listed companies that are comparable to the Company and the Group. As the expected volatility is derived from an estimate of future trends, the actual result may differ.

v.	The expenses recognized in connection with share-based payments during the years ended December 31, 2016, 2017 and 2018 are shown in the following table:

	(In millions of yen)

	2016	2017	2018
Total expenses arising from equity-settled share-based payment transactions	9,519	1,602	559

(2)	Equity-settled Employee Stock Ownership Plan (J-ESOP)

The Group has a Group policy, the Regulations on Stock Compensation, which regulates an incentive for the employees in line with the stock price movement and for the purpose of securing excellent human resources and their long-term success.

In accordance with the Regulations on Stock Compensation, the Group has granted points equivalent to 262,069 shares, 26,946 shares and 260,133 shares to the employees of the Group on July 18, 2017, January 1, 2018 and July 20, 2018 respectively. The points vest once the employees who received the points satisfy the conditions under the Regulations on the Stock Compensation. As the points vest, the trust grants the Company’s shares equivalent to the number of points, which the trust owns, to the employees of the Company and its domestic subsidiary.

Under the Regulations on Stock Compensation, the employees granted the points on July 18, 2017 are required to be employed by the Group until the vesting dates, which are set between April 1, 2018 and April 1, 2020. The employees granted the points on January 1, 2018 are required to be employed by the Group until the vesting date, which are between October 1, 2018 and October 1, 2020. The employees granted the points on July 20, 2018 are required to be employed by the Group until the vesting date, which are between April 1, 2019 and April 1, 2021.

i.	Movements during the year ended December 31, 2017 and 2018

The following table illustrates the movements in outstanding points during the years ended December 31, 2017 and 2018:

	J-ESOP (Equity-settled)
	Number of points(1)
	2017	2018
Outstanding at January 1	—	251,302
Granted during the year	262,069	287,079
Forfeited during the year	(10,767)	(35,091)
Exercised during the year	—	(57,889)
Expired during the year	—	—

Outstanding at December 31	251,302	445,401

Exercisable at December 31	—	5,275

(1)	One point is equal to one share.

ii.

The Group’s J-ESOP does not have an exercise price as the employees receive the number of shares equivalent to the points. The weighted average remaining contractual life as of December 31, 2017 and 2018 was 1.5 years and 1.2 years respectively.

iii.

The fair value of the points issued on July 18, 2017 was 3,840 yen, which was equivalent to the share price of the grant day. The fair value of the points issued on January 1, 2018 and July 20, 2018 were equivalent to the grant day of 4,865 yen and 5,130 yen, respectively.

iv.	The expenses recognized in connection with share-based payments during the years ended December 31, 2016, 2017 and 2018 are shown in the following table:

	(In millions of yen)
	2016	2017	2018
Total expenses arising from equity-settled share-based payment transactions	—	279	827

(3)	Cash-settled Employee Stock Ownership Plan (J-ESOP)

In accordance with the Regulations on Stock Compensation, the Group has granted points equivalent to 567,056 shares, 58,660 shares and 543,733 shares to the employees of the Group on July 18, 2017, January 1, 2018 and July 20, 2018 respectively. The points vest once the employees who received the points satisfy the conditions under the Regulations on the Stock Compensation. As the points vest, the trust sells the shares of the Company which are equivalent to the number of points in the market and distributes the cash obtained from the transaction to the employees.

Under the Regulations on Stock Compensation, the employees granted the points on July 18, 2017 are required to be employed by the Group until the vesting dates, which are set between April 1, 2018 and April 1, 2020, the employees granted the points on January 1, 2018 are required to be employed by the Group until the vesting dates, which are set between October 1, 2018 and October 1, 2020, employees granted the points on July 20, 2018 are required to be employed by the Group until the vesting dates, which are set between April 1, 2019 and April 1, 2021.

i.	Movements during the year ended December 31, 2017 and 2018

The following table illustrates the movements in outstanding points during the years ended December 31, 2017 and 2018:

	J-ESOP (Cash-settled)
	Number of points(1)
	2017	2018
Outstanding at January 1	—	533,502
Granted during the year	567,056	602,393
Forfeited during the year	(33,554)	(101,430)
Exercised during the year	—	(143,841)
Expired during the year	—	—

Outstanding at December 31	533,502	890,624

Exercisable at December 31,	—	2,373

(1)	One point is equal to one share.

ii.

The Group’s J-ESOP does not have an exercise price as the employees receive the amount of cash equivalent to the points. The weighted average remaining contractual life as of December 31, 2017 and 2018 was 1.5 years and 1.2 years, respectively.

iii.

The fair value of the points granted on July 18, 2017 as of the grant date and the measurement date were the share price as of the grant date of 3,840 yen and the share price of December 31, 2017 of 4,595 yen, respectively. The fair value of the points granted on January 1, 2018 and July 20, 2018 as of the grant date were the share price of the grand date of 4,865 yen and 5,130 yen, respectively. The fair value as of the measurement date was the share price as of December 31, 2018 of 3,775 yen for all of the points granted on the aforementioned dates.

iv.	The expenses recognized in connection with share-based payments during the years ended December 31, 2016, 2017 and 2018 are shown in the following table:

	(In millions of yen)
	2016	2017	2018
Total expenses arising from cash-settled share-based payment transactions	—	805	1,142

v.

The Group has recognized nil of liabilities associated with Cash-settled J-ESOP in the Consolidated Statement of Financial Position as of December 31, 2016. The Group has recognized current liabilities of 400 million and 758 million yen as of December 31, 2017 and 2018, respectively and non-current liabilities of 434 million yen and 669 million yen as of December 31, 2017 and 2018, respectively.

vi.	The amount of the liabilities fixed as of December 31, 2018 amounted to 12 million yen and the no liabilities were fixed as of December 31, 2017.